Long-Term Debt and Revolving Credit Facility	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-Term Debt and Revolving Credit Facility
Long-Term Debt and Revolving Credit Facility

Note 10—Long-Term Debt and Revolving Credit Facility

Pursuant to an indenture dated as of October 1, 2009 (the “Indenture”), among Stream, certain of our subsidiaries and Wells Fargo Bank, National Association, as trustee, we issued $200 million aggregate principal amount of 11.25% Senior Secured Notes due 2014 (the “Notes”) at an initial offering price of 95.454% of the principal amount, the proceeds of which were used to pay off the debt from our Fifth Amended and Restated Revolving Credit, Term Loan and Security Agreement, dated as of January 8, 2009, as amended, with PNC Bank, National Association and other signatories thereto along with debt acquired from EGS. On March 8, 2013, we issued an additional $30 million aggregate principal amount of the Notes pursuant to the Indenture at an initial offering price of 102.00% of the principal amount (plus accrued interest), the proceeds of which were used to pay down our credit facility following the acquisition of LBM.

In addition, we and certain of our subsidiaries (collectively, the “Borrowers”) entered into a credit agreement, dated as of October 1, 2009, as amended by the First Amendment to Credit Agreement dated June 3, 2011, the Second Amendment to Credit Agreement dated November 1, 2011 and the Third Amendment to Credit Agreement dated December 27, 2012 (as amended, the “Credit Agreement”), with Wells Fargo Capital Finance, LLC, as agent and co-arranger, and Goldman Sachs Lending Partners LLC, as co-arranger, and each of the lenders party thereto, as lenders, providing for revolving credit financing (the “ABL Facility”) of up to $125 million, including a $20 million sub-limit for letters of credit. The ABL Facility has a term of five years effective from the date of the Third Amendment to Credit Agreement or 120 days prior to the maturity of our Notes (including any refinancing or extension of the Notes), whichever is less, at an interest rate of Wells Fargo’s base rate plus 150 basis points or LIBOR plus 250 basis points at our discretion. We capitalized fees of $8,966 and $5,642 associated with the Notes and the Credit Agreement, respectively, at the inception of these agreements and subsequent amendments that are being amortized over their respective lives. We amortized $924 of such capitalized fees into expense for the three months ended March 31, 2013.

The ABL facility has a fixed charge coverage ratio financial covenant that is operative when our availability under the facility is less than $25 million. As of March 31, 2013, we had $88,136 available under the ABL Facility. We made draws on the ABL Facility of $80,863 and $65,551 for the three months ended March 31, 2013 and 2012, respectively, and payments on the ABL Facility of $90,000 and $85,535 for the three months ended March 31, 2013 and 2012, respectively. We are in compliance with the financial covenant in the Credit Agreement as of March 31, 2013. Substantially all of the assets of Stream excluding intangible assets secure the Notes and the ABL Facility. See Note 16 for Guarantor Financial Information.

Long-term borrowings consist of the following:

	March 31, 2013	December 31, 2012
Revolving line of credit	$25,543	$34,680
11.25% Senior Secured Notes	230,000	200,000
Other	16,088	14,904
	271,631	249,584
Less: current portion	(6,630)	(5,333)
Less: discount on notes payable	(2,823)	(3,897)
Long-term debt	$262,178	$240,354

Minimum principal payments on long-term debt subsequent to March 31, 2013 are as follows:

Total
2013	5,676
2014	260,336
2015	3,390
2016	769
2017	1,460
Total	$271,631

We had Letters of Credit in the aggregate outstanding amounts of $1,939 and $3,245 at March 31, 2013 and December 31, 2012, respectively.

We had $280 and $380 of restricted cash as of March 31, 2013 and December 31, 2012, respectively.

Note 12—Long-Term Debt and Revolving Credit Facility

        Pursuant to an indenture dated as of October 1, 2009 (the "Indenture"), among Stream, certain of our subsidiaries and Wells Fargo Bank, National Association, as trustee, we issued $200 million aggregate principal amount of 11.25% Senior Secured Notes due 2014 (the "Notes") at an initial offering price of 95.454% of the principal amount, the proceeds of which were used to pay off the debt from our Fifth Amended and Restated Revolving Credit, Term Loan and Security Agreement, dated as of January 8, 2009, as amended, with PNC Bank, National Association and other signatories thereto along with debt acquired from EGS. In addition, we and certain of our subsidiaries (collectively, the "Borrowers") entered into a credit agreement, dated as of October 1, 2009, as amended by the First Amendment to Credit Agreement dated June 3, 2011, the Second Amendment to Credit Agreement dated November 1, 2011 and the Third Amendment to Credit Agreement dated December 27, 2012 (as amended, the "Credit Agreement"), with Wells Fargo Capital Finance, LLC, as agent and co-arranger, and Goldman Sachs Lending Partners LLC, as co-arranger, and each of the lenders party thereto, as lenders, providing for revolving credit financing (the "ABL Facility") of up to $125 million, including a $20 million sub-limit for letters of credit. The ABL Facility has a term of five years or 120 days prior to the maturity of our Notes (including any refinancing or extension of the Notes), whichever is less, at an interest rate of Wells Fargo's base rate plus 150 basis points or LIBOR plus 250 basis points at our discretion. We capitalized fees of $7,815 and $5,642 associated with the Notes and the Credit Agreement, respectively, at the inception of these agreements and subsequent amendments that are being amortized over their respective lives. We amortized $2,613 of such capitalized fees into expense for the year ended December 31, 2012.

        The ABL facility has a fixed charge coverage ratio financial covenant that is operative when our availability under the facility is less than $25 million. As of December 31, 2012, we had $74,342 available under the ABL Facility. We made draws on the ABL Facility of $316,717 and $274,026 for the years ended December 31, 2012 and 2011, respectively, and payments on the ABL Facility of $326,792 and $253,777 for the years ended December 31, 2012 and 2011, respectively. We are in compliance with the financial covenant in the Credit Agreement as of December 31, 2012. Substantially all of the assets of Stream excluding intangible assets secure the Notes and the ABL Facility. See Note 19 for Guarantor Financial Information.

        Long-term borrowings consist of the following:

	December 31, 2012	December 31, 2011
Revolving line of credit	$34,680	$44,755
11.25% Senior Secured Notes	200,000	200,000
Other	14,904	1,215

	249,584	245,970
Less: current portion	(5,333)	(453)
Less: discount on notes payable	(3,897)	(5,743)

Long-term debt	$240,354	$239,774

        Minimum principal payments on long-term debt subsequent to December 31, 2012 are as follows:

Total
2013	$5,333
2014	239,688
2015	2,268
2016	736
2017	1,559

Total	$249,584

        We had Letters of Credit in the aggregate outstanding amounts of $3,245 at December 31, 2012 and $5,167 at December 31, 2011, respectively.

        We had $380 and $215 of restricted cash as of December 31, 2012 and 2011, respectively.